SM&R INVESTMENTS, INC.

Supplement dated May 31, 2006 to the December 31, 2005 Class A and B Prospectus


On page 9, the SM&R Growth Funds Portfolio Manager is hereby amended to read Anne M. LeMire, CPA, CFA and the Assistant Portfolio Manager is Darren W. King, CFA.

On page 11, the SM&R Equity Income Funds Portfolio Manager is hereby amended to read John S. Maidlow, CFA and the Assistant Portfolio Manager is Darren W. King, CFA.

On page 13, the SM&R Balanced Funds Portfolio Manager is hereby amended to read John S. Maidlow, CFA, Co-Portfolio Manager, Anne M. LeMire, CPA, CFA, Co-Portfolio Manager, and Darren W. King, CFA is the Assistant Portfolio Manager.

On page 35, under Footnotes to Fees and Expenses, the last two sentences of footnote (8) have been revised to read:

SM&R has voluntarily agreed to reimburse the funds to the extent that total expenses, as a percentage of average daily net assets, exceed the amounts shown in the following table. This arrangement extends until December 31, 2006 for the SM&R Growth, Equity Income, Balanced, Government Bond, Tax Free and Primary Funds and extends until April 30, 2007 for the four SM&R Alger Funds.

Voluntary Expense Reimbursement of the Funds

Annual  Fund Operating Expenses

SM&R Equity Funds: Total Expenses after voluntary waivers, if any Alger Technology Fund
      Class A1.85%
      Class B2.50%
      Alger Aggressive Growth Fund
      Class A1.60%
      Class B2.25%
      Alger Small-Cap Fund
      Class A1.65%
      Class B2.30%
      Alger Growth Fund
      Class A1.45%
      Class B2.10%
      Growth Fund
      Class A1.36%
      Class B1.86%
      Equity Income Fund
      Class A1.26%
      Class B1.76%
      Balanced Fund
      Class A1.30%
      Class B1.80%
      SM&R Fixed Income Funds:
      Government Bond Fund
      Class A0.73%
      Class B1.23%
      Tax Free Fund
      Class A0.75%
      Class B1.23%
      Primary Fund0.80%

With respect to the section Reimbursements and Waivers, on page 46, it is hereby noted that the voluntary fee reimbursements for the SM&R Alger Funds have been extended effective May 1, 2006 through April 30, 2007, and the total expenses to be reimbursed by SM&R are hereby increased as described below. Voluntary expense waivers and reimbursements of the other funds are not affected. SM&R has voluntarily agreed to reimburse expenses incurred by the SM&R Alger Funds to the extent that total expenses exceed average daily net assets as follows:


					Class A Class B
  SM&R Investments, Inc.
  SM&R/Alger Technology Fund	1.85%	2.50%
  SM&R Alger Aggressive Growth Fund1.60%2.25%
  SM&R/Alger Small-Cap Fund1.65%2.30%
  SM&R Alger Growth Fund1.45%2.10%

On pages 47 and 48, the Portfolio Management section is hereby restated as follows:

While the following individuals are primarily responsible for the day-to-day portfolio management of their respective funds, all accounts are reviewed on a regular basis by SM&Rs Investment Committee to ensure that they are being invested in accordance with investment policies.

The Statement of Additional Information contains additional information about the Portfolio Managers compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers ownership of securities in the Fund.

Growth Fund, Equity Income Fund and Balanced Fund

Anne M. LeMire, Portfolio Manager and Co-Portfolio Manager. Ms. LeMire is Vice President, Head of Fixed Income for Securities Management and Research, Inc. (SM&R), Senior Securities Analyst/Portfolio Manager since 2003 and is a member of the investment committee. She is the Portfolio Manager for the Growth Fund and Co-Portfolio Manager of the Balanced Fund since May 2006. She is also Portfolio Manager for the Government Bond, Tax Free, Primary and Money Market Funds since 2001. She was Assistant Portfolio Manager for these funds from 2000 to 2001. She is also Portfolio Manager for the American National Growth Portfolio and Small-Cap/Mid-Cap Portfolio and Co-Portfolio Manager of the American National Equity Income Portfolio since May 2006, all of which are portfolios of American National Investment Accounts, Inc. (ANIA). She also served as Assistant Portfolio Manager for these portfolios from 2000 to 2001. ANIA is another investment company fund managed by SM&R, which is used exclusively for variable contracts issued by American National Insurance Company. Ms. LeMire began with SM&R in 1990 and held the position of Assistant Vice President and Controller prior to joining the investment staff in February 1999. She holds an accounting degree from the University of Houston and earned the Certified Public Accountant designation in 1990. Before joining SM&R, she held an auditing position at the University of Texas Medical Branch. She is a Chartered Financial Analyst.

John S. Maidlow, Portfolio Manager and Co-Portfolio Manager. Mr. Maidlow is Vice President, Head of Portfolio Management for SM&R since 2003, Portfolio Manager for Private Advisory Clients since 1998, and is a member of the investment committee. Mr. Maidlow is the Portfolio Manager of the Equity Income Fund and Co-Portfolio Manager of the Balanced Fund since May 2006, and Portfolio Manager of ANIAs American National Equity Income Portfolio and Co-Portfolio Manager of ANIAs American National Balanced Portfolio since May 2006. He was Portfolio Manager of the Primary and Money Market Funds and ANIAs American National Money Market Portfolio from 2000-2002, and he was Assistant Portfolio Manager of the Primary and Money Market Funds and ANIAs American National Money Market Portfolio from 1998-2000. Mr. Maidlow graduated from the University of Texas, Austin, Texas, with a BBA in Finance in 1979 and from Baylor University, Waco, Texas with a Masters of Business Administration in 1997. He is a Chartered Financial Analyst.

Mr. Darren W. King, Assistant Portfolio Manager. Mr. King is Senior Securities Analyst and Portfolio Manager, SM&R, since May 2006 and is a member of the investment committee. Mr. King is Assistant Portfolio Manager for the Growth, Equity Income and Balanced Funds since May 2006. He is also Portfolio Manager for ANIAs American National International Stock Portfolio and Assistant Portfolio Manager for ANIAs American National Growth, Equity Income and Balanced Portfolios since May 2006. Mr. King began his investment career with FCA Corporation as an Associate Financial Planner from 1997-1999 and with Woodway Financial Advisors as Senior Portfolio Manager and Investment Officer from 1999-2006. He graduated from Knox College, Galesburg, Illinois, with a Bachelor of Arts in 1994 and from Texas Tech University, Lubbock, Texas, with a Masters of Business Administration-General Business Concentration in 1997. Mr. King is a Chartered Financial Analyst.

Government Bond Fund, Tax Free Fund, Money Market Fund, and Primary Fund

Anne M. LeMire, Portfolio Manager and Co-Portfolio Manager.  (See above)

Gordon D. Dixon, Assistant Portfolio Manager. Mr. Dixon is a Director, Senior Vice President and Chief Investment Officer of SM&R, and a member of the investment committee. He is Assistant Portfolio Manager for the Government Bond, Tax Free, Money Market and Primary Funds since 2001. He was previously Assistant Portfolio Manager for the Growth, Equity Income and Balanced Funds from 2001 to May 2006 and was previously Portfolio Manager and Co-Portfolio Manager of such funds. Mr. Dixon also serves as Assistant Portfolio Manager of ANIAs Government Bond Portfolio, High Yield Bond Portfolio and Money Market Portfolio since 2001. He was previously Assistant Portfolio Manager for the Growth, Equity Income and Balanced Funds and ANIAs American National Growth, Equity Income, Balanced and International Stock Portfolios from 2001-2006. Mr. Dixon graduated from the University of South Dakota with a B.A. in Finance and Accounting and from Northwestern University in 1972 with an M.B.A. in Finance and Accounting. He began his investment career in 1972 as an Administrative and Research Manager with Penmark Investments. In 1979, he began working for American Airlines in the management of the $600 million American Airlines Pension Portfolio, of which approximately $100 million was equities. In 1984, he was employed by C&S/Sovran Bank in Atlanta, Georgia as Director of Equity Strategy, where he had responsibility for all research, equity trading and quantitative services groups as well as investment policy input of a portfolio of approximately $7 billion, of which $3.5 billion was equities.

SM&R Alger Funds

All portfolio management information for this section remains the same.

On page 73, under Household Mailings, the following language is being added to this section.

Shareholders can opt-out of household mailings by calling 1-800-231-4639 or by sending a written request to SM&R at P. O. Box 58969, Houston, Texas 77258-8969.